Commitments and Contingencies - Summary of Firm Commitment To Purchase Asset (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	$ 3,107,101
2022
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	242,602
2023
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	379,985
2024
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	707,197
2025
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	517,339
2026
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	417,853
Thereafter
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	$ 842,125